Note G - Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Pension Plan		Postretirement Plan
	2012	2011	2012	2011
Accumulated benefit obligation at end of year	$65,427	$58,278	$23,794	$24,094
Change in benefit obligation:
Benefit obligation at beginning of year	$72,325	$62,865	$24,094	$23,882
Service cost	3,188	2,856	1,156	1,052
Interest cost	2,803	3,068	871	1,107
Settlement loss	263	177	-	-
Benefits paid	(6,974)	(6,645)	(1,324)	(1,291)
Effect of foreign exchange	-	-	24	(20)
Actuarial loss or (gain)	9,543	10,004	(1,027)	(636)
Benefit obligation at end of year	$81,148	$72,325	$23,794	$24,094

Change in plan assets:
Fair value of plan assets at beginning of year	$65,754	$64,150	$-	$-
Actual return on plan assets	7,651	1,049	-	-
Employer contributions	7,200	7,200	1,324	1,291
Benefits paid	(6,974)	(6,645)	(1,324)	(1,291)
Fair value of plan assets at end of year	73,631	65,754	-	-
Funded status at end of year	$(7,517)	$(6,571)	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	$-	$-	$(1,394)	$(1,389)
Noncurrent liabilities	(7,517)	(6,571)	(22,399)	(22,705)
	$(7,517)	$(6,571)	$(23,793)	$(24,094)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss or (gain)	$35,029	$33,658	$(8,154)	$(7,770)
Deferred tax (benefit) expense	(13,434)	(12,931)	3,160	2,969
After tax actuarial loss or (gain)	$21,595	$20,727	$(4,994)	$(4,801)

Components of net periodic benefit cost:
Service cost	$3,188	$2,856	$1,156	$1,052
Interest cost	2,803	3,068	871	1,107
Expected return on plan assets	(4,591)	(4,539)	-	-
Recognized actuarial loss or (gain)	2,441	1,675	(647)	(656)
Settlement loss	2,935	3,010	-	-
Net periodic benefit cost	$6,776	$6,070	$1,380	$1,503

Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$1,371	$8,985	$(384)	$20
Total income recognized in net periodic benefit cost and other comprehensive income	$8,147	$15,055	$996	$1,523

Schedule of Assumptions Used [Table Text Block]
	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.40%	4.00%	3.20%	3.76%
Rate of compensation increase	3.50%	3.50%	-	-

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.00%	5.00%	3.76%	4.85%
Expected long-term rate of return on plan assets	7.00%	7.00%	-	-
Rate of compensation increase	3.50%	3.50%	-	-

Schedule of Allocation of Plan Assets [Table Text Block]
	2012	%	2011	%
Asset allocation by category:
U.S. equity	$18,073	25	$12,439	19
Non-U.S. equity	9,555	13	6,493	10
Balanced	6,210	8	7,961	12
U.S. fixed income	39,778	54	38,837	59
Cash and cash equivalents	15	-	24	-
Total fair value of Plan assets	$73,631	100	$65,754	100

Schedule of Expected Benefit Payments [Table Text Block]
	2013	2014	2015	2016	2017	Thereafter
Pension	$4,776	$6,837	$6,723	$5,924	$6,677	$32,292
Postretirement	1,416	1,430	1,489	1,561	1,642	9,234